Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Goodwill	¥ 490,344	¥ 296,772	¥ 303,611
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	54,635	26,637
Loans	633,844	616,360
Loans held for sale	472,711	439,361
Collateral dependent loans	161,133	176,999
Premises and equipment	6,950	11,835
Intangible assets	5,174	309
Goodwill	0	184,364
Other assets	50,654	207,595
Investments in equity method investees	29,503	191,064
Other	21,151	16,531
Total	751,257	1,047,100
Investment securities valued at net asset value	18,037	33,595
Unfunded commitments related to investment securities valued at net asset value	24,208	23,029
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	0	0
Loans	2,271	1,917
Loans held for sale	0	0
Collateral dependent loans	2,271	1,917
Premises and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Other assets	0	178,592
Investments in equity method investees	0	178,592
Other	0	0
Total	2,271	180,509
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	9,460	13,366
Loans	5,201	3,388
Loans held for sale	0	0
Collateral dependent loans	5,201	3,388
Premises and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Other assets	32,481	0
Investments in equity method investees	27,801	0
Other	4,680	0
Total	47,142	16,754
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	45,175	13,271
Loans	626,372	611,055
Loans held for sale	472,711	439,361
Collateral dependent loans	153,661	171,694
Premises and equipment	6,950	11,835
Intangible assets	5,174	309
Goodwill	0	184,364
Other assets	18,173	29,003
Investments in equity method investees	1,702	12,472
Other	16,471	16,531
Total	¥ 701,844	¥ 849,837